Note 2 - Investments (Details) - Available-for-sale Securities - Change in Unrealized Gains (Losses) and Realized Gains (Losses) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Securities [Member]
Note 2 - Investments (Details) - Available-for-sale Securities - Change in Unrealized Gains (Losses) and Realized Gains (Losses) [Line Items]
Change in unrealized investment gains (losses)	$ 11,008,303	$ (28,440,122)
Realized investment gains (losses)	682,604	2,505,340
Equity Securities [Member]
Note 2 - Investments (Details) - Available-for-sale Securities - Change in Unrealized Gains (Losses) and Realized Gains (Losses) [Line Items]
Change in unrealized investment gains (losses)	1,144,411	(339,614)
Realized investment gains (losses)	$ 28,028	$ (5,829)